SEC FILE NUMBER 000-50563

CUSIP NUMBER 057465106

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	□ Form 10-K	□ Form 20-F	□ Form 11-K	x Form 10-Q	□ Form 10-D	□ Form N-SAR

□ Form N-CSR

For Period Ended: October 27, 2012
☐           Transition Report on Form 10-K
☐           Transition Report on Form 20-F
☐           Transition Report on Form 11-K
☐           Transition Report on Form 10-Q
☐           Transition Report on Form N-SAR
☐           For the Transition Period Ended:    _________________________________________________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Bakers Footwear Group, Inc.
Full Name of Registrant

______________________
Former Name if Applicable

2815 Scott Avenue
Address of Principal Executive Office (Street and Number)

St. Louis, Missouri  63103
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As previously reported in the Current Report on Form 8-K filed on October 3, 2012, Bakers Footwear Group, Inc. (the “Company”) filed a voluntary petition for relief on October 3, 2012 under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Eastern District of Missouri (the “Court”), case no. 12-49658 (the “Case”).  The Company continues to operate the remaining portion of its business as debtor-in-possession under the jurisdiction of the Court and in accordance with the Bankruptcy Code and orders from the Court.

As more fully described below, the Company has liquidated the inventory at 150 of its stores and has sold or rejected the leases with respect to those stores.  The Company had been attempting to restructure on a smaller base of stores. Additionally, there have been substantial changes in the Company’s senior management that have occurred since its last quarterly report on Form 10-Q, including a significant reduction in staffing.

In light of multiple demands, the Company’s senior management is unable to complete a financial analysis of the attempted restructuring and liquidation activities and the Company has been unable to complete all of the steps necessary to file its Form 10-Q for the fiscal quarter ended October 27, 2012 on a timely basis without unreasonable effort and expense.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Charles R. Daniel, III                                                           314                                          621-0699
                      (Name)                                                                               (Area Code)                                      (Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes □ No ☑

Form 10-Q for period ended July 28, 2012

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes __X__ No  ____

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Results and sales for the third quarter of 2012 were down materially from the third quarter of 2011.  Comparable store sales in the third quarter of 2012 decreased 18.5%, compared to an

increase of 1.0% in the third quarter of last year.   The Company is unable to give any GAAP accounting information regarding measures of profit or loss or balance sheet data.  Restructuring and liquidation costs and charges will be significant and the Company does not expect to be able to produce further GAAP financial statements.

Persons interested in reviewing the Company's monthly operating reports filed with the Bankruptcy Court may do so at http://www.donlinrecano.com/Dockets/bakers/12-49658

    Among other things, the Company notes the following regarding recent developments.

•
As disclosed in Current Reports filed on October 12, 2012 and November 21, 2012, Salus Capital Partners, LLC (“Salus”) replaced Crystal Financial LLC  (“Crystal”) as lender under the Company’s debtor-in-possession credit agreement. As of December 29, 2012, the Company had an outstanding balance on its credit facility, including the term loan, of $2.0 million.  In connection therewith, on November 15, 2012, the Company repaid to Crystal approximately $6.275 million and paid to Crystal approximately $350,000 in other required fees and expenses.

•
The Company has not been able to comply with the financial covenants in its debtor-in-possession credit facility with Salus.  Although Salus has not technically taken any action to accelerate the debt or terminate the agreement, Salus has notified the Company that it is in default, applied the default interest rate and has refused to fund any further inventory purchases.  The Company is in discussion with Salus regarding a potential forbearance agreement.

•
The Company no longer expects to be able to obtain any alternative financing and will be forced to liquidate.  Although the Company filed a Plan of Reorganization (the “Plan”) with the Court on December 4, 2012, the Plan was withdrawn on January 2, 2013.  The Company has been unable to successfully restructure its business and now intends to liquidate or sell all of its remaining assets.

•	As a result and as previously disclosed, there will be no recovery for common stockholders of the Company.

•
As disclosed in a Current Report on Form 8-K filed on November 9, 2012, the Company conducted and completed on December 31, 2012, through contracted liquidators, a liquidation of inventory at approximately 150 of its stores.  The Company received a payment of $8.7 million in connection with its inventory liquidation at those stores.  The Company is in negotiations with the liquidators as to the amount of additional payments in respect of the liquidation but anticipates that the amount ultimately received will be substantially less than the amount originally contemplated.  The Company has vacated the premises at those stores and has made corresponding changes to its work force.

•
As disclosed in a Current Report on Form 8-K filed on November 21, 2012, the Company entered into a revised agreement with Aldo U.S. Inc., which became fully effective on December 10, 2012 pursuant to which the Company assigned, and Aldo assumed, 46 of the Company’s store leases, as well as certain furniture, fixtures and equipment in such stores, for $2.25 million.  The leases sold to Aldo U.S. Inc. are included in the discussion of the 150 stores above.  In connection with the agreement, the Company paid $1.1 million in lease cure costs.

•
In addition to the lease sales to Aldo U.S. Inc., the Company has sold one lease to a third party.  The Company continues to operate 56 stores.  All of its other stores have ceased operating as the Company has either rejected in bankruptcy or otherwise terminated the leases with respect to those stores.   The Company has requested Court approval to liquidate the inventory, furniture, fixtures and equipment located at the remaining stores.  However, the Company continues to discuss with third parties the possibility of selling certain assets.

•	Although the Company will attempt to wind down its business in an orderly fashion over the next couple of months, the Company may be forced into Chapter 7 or an even earlier liquidation.

Safe Harbor Statement
This Form 12b-25 contains forward-looking statements (within the meaning of Section 27(A) of the Securities Act of 1933 and Section 21(E) of the Securities Exchange Act of 1934) and expectations regarding the Company’s future existence and performance. The Company has no duty to update such statements. Actual future events and circumstances could differ materially from the statements and the events and circumstances set forth in this Current Report due to various factors.

These factors include, among other things, the ability of the Company to liquidate or sell all of the remaining assets, the Company’s continued receipt of at least partial funding from its lender, the Company’s ability to obtain Bankruptcy Court approval with respect to motions in the Chapter 11 case, the preliminary nature of estimates of the costs and benefits of the Company’s various liquidation activities, risks associated with third party motions in the Chapter 11 case, which may interfere with the Company’s ability to liquidate or sell the remaining leases and assets, increased legal costs related to the bankruptcy filing and other litigation, the length of time in which the Company will operate in Chapter 11, and other risks and uncertainties, including those detailed in the Company’s filings with the U.S. Bankruptcy Court of the Eastern District of Missouri, and in the Company’s filings with the Securities and Exchange Commission.

                                     Bakers Footwear Group, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 7, 2013	By	/s/ Charles R. Daniel, III

Charles R. Daniel, III, Executive Vice President and Chief Financial Officer, Controller, Treasurer and Secretary

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.